UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-01899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	02/28
Date of reporting period:	11/30/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund, Inc.
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.0%
Capital Goods - 7.7%
Fortive	384,408		29,241,917
Honeywell International	234,364		34,392,917
Quanta Services	405,740	[a]	14,241,474
Raytheon	144,458		25,329,266
United Technologies	200,177		24,389,566
			127,595,140
Commercial & Professional Services - 2.1%
Cintas	94,996		17,800,350
CoStar Group	46,377	[a]	17,131,200
			34,931,550
Consumer Durables & Apparel - 1.1%
PVH	92,734		10,248,034
Roku	195,361	[a,b]	7,960,961
			18,208,995
Consumer Services - 3.7%
Chipotle Mexican Grill	42,449	[a]	20,087,291
Las Vegas Sands	227,546		12,501,377
McDonald's	158,034		29,790,989
			62,379,657
Diversified Financials - 1.4%
Ameriprise Financial	178,138		23,113,405
Energy - .9%
Marathon Petroleum	232,919		15,177,002
Food & Staples Retailing - 2.3%
Costco Wholesale	87,824		20,311,935
Walmart	182,924		17,862,529
			38,174,464
Food, Beverage & Tobacco - 2.9%
Monster Beverage	240,324	[a]	14,342,536
PepsiCo	272,434		33,220,602
			47,563,138
Health Care Equipment & Services - 9.5%
Align Technology	67,666	[a]	15,555,737
Becton Dickinson and Co.	87,301		22,065,328
Boston Scientific	687,925	[a]	25,914,135
Edwards Lifesciences	87,045	[a]	14,102,160
UnitedHealth Group	219,821		61,848,837
WellCare Health Plans	76,126	[a]	19,402,995
			158,889,192

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Household & Personal Products - .8%
Procter & Gamble	141,425		13,366,077
Insurance - 1.9%
Progressive	465,097		30,831,280
Materials - 1.7%
Linde	179,246	[b]	28,509,076
Media & Entertainment - 8.5%
Activision Blizzard	445,387		22,215,904
Alphabet, Cl. C	75,966	[a]	83,139,469
Facebook, Cl. A	259,119	[a]	36,434,723
			141,790,096
Pharmaceuticals Biotechnology & Life Sciences - 6.4%
Biogen	41,441	[a]	13,829,690
BioMarin Pharmaceutical	142,073	[a]	13,643,270
Eli Lilly & Co.	235,348		27,921,687
Illumina	58,087	[a]	19,604,362
Jazz Pharmaceuticals	59,994	[a]	9,071,093
Neurocrine Biosciences	105,507	[a]	9,313,103
Vertex Pharmaceuticals	77,468	[a]	14,005,440
			107,388,645
Retailing - 9.3%
Amazon. com	59,710	[a]	100,920,051
GrubHub	105,267	[a]	8,241,353
O'Reilly Automotive	103,057	[a]	35,738,106
Wayfair, Cl. A	99,711	[a,b]	10,589,308
			155,488,818
Semiconductors & Semiconductor Equipment - 6.2%
Broadcom	81,444		19,335,620
NVIDIA	110,435		18,048,392
Qualcomm	372,752		21,716,531
Texas Instruments	177,557		17,729,066
Xilinx	283,189		26,189,319
			103,018,928
Software & Services - 19.9%
FleetCor Technologies	84,190	[a]	16,282,346
HubSpot	92,437	[a]	12,851,516
International Business Machines	264,215		32,833,998
Microsoft	826,573		91,658,680
PayPal Holdings	357,944	[a]	30,715,175
salesforce.com	213,239	[a]	30,442,000
ServiceNow	110,632	[a]	20,496,791
Splunk	132,722	[a]	14,829,029
SS&C Technologies Holdings	332,914		16,029,809
Teradata	346,419	[a]	13,035,747
Twilio, Cl. A	106,956	[a,b]	10,106,272

Description		Shares		Value ($)
Common Stocks - 98.0% (continued)
Software & Services - 19.9% (continued)
Visa, Cl. A		300,996	[b]	42,654,143
				331,935,506
Technology Hardware & Equipment - 5.7%
Apple		436,890		78,019,816
Palo Alto Networks		93,023	[a]	16,088,328
				94,108,144
Telecommunication Services - 3.9%
T-Mobile US		418,586	[a]	28,652,212
Verizon Communications		600,186		36,191,216
				64,843,428
Transportation - 2.1%
Union Pacific		226,213		34,787,035
Total Common Stocks (cost $1,184,326,604)				1,632,099,576
	1-Day
	Yield (%)
Investment Companies - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $33,061,899)	2.23	33,061,899	[c]	33,061,899

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $7,267,239)	2.19	7,267,239	[c]	7,267,239
Total Investments (cost $1,224,655,742)		100.4%		1,672,428,714
Liabilities, Less Cash and Receivables		(.4%)		(6,691,226)
Net Assets		100.0%		1,665,737,488

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $62,824,874 and the value of the collateral held by the fund was $63,295,068, consisting of cash collateral of $7,267,239 and U.S. Government & Agency securities valued at $56,027,829.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund, Inc.
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	1,632,099,576	-	-	1,632,099,576
Investment Companies	40,329,138	-	-	40,329,138

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2018, accumulated net unrealized appreciation on investments was $447,772,972, consisting of $488,489,860 gross unrealized appreciation and $40,716,888 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 16, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 16, 2019

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)